Financial Instruments and Financial Risk Management (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Fair value	$ 1,601	$ 559
Warrants issued November 2017 [Member]
Disclosure of financial liabilities [line items]
Standard deviation	82.62%	63.47%
Risk-free interest	1.46%	0.97%
Fair value	$ 94	$ 228
Warrants issued March 2017 [Member]
Disclosure of financial liabilities [line items]
Standard deviation	91.11%	66.72%
Risk-free interest	1.02%	0.56%
Fair value		$ 325
Warrants issued December 2016 [Member]
Disclosure of financial liabilities [line items]
Standard deviation	89.64%	65.74%
Risk-free interest	1.18%	0.70%
Fair value	$ 3	$ 6